SIGNIFICANT ACCOUNTING POLICIES:	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES: [Abstract]
SIGNIFICANT ACCOUNTING POLICIES:

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

    Basis of presentation

The Company's financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

    Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions relate to revenue recognition, the fair value of share-based compensation, relative fair value allocated to each component (shares and convertible loans) issued as part of the Company's financing agreements, beneficial conversion feature and embedded derivative in convertible loans and fair value of warrants.

    Functional currency

The U.S. dollar ("dollar") is the currency of the primary economic environment in which the operations of Foamix and the Subsidiary are conducted.  Almost all Company revenues are in dollars and the Company's financing has been provided in dollars. Accordingly, the functional currency of the Company is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively.  For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) - historical exchange rates.  Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

    Principles of consolidation

The consolidated financial statements include the accounts of the Foamix and its Subsidiary. Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

    Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

    Marketable securities

Marketable securities consist of funds invested in monetary assets and are classified as available for sale or trading securities in accordance with ASC 320, Investments - Debt and Equity Securities.

Management determines the appropriate classification of its investments in equity securities at the time of purchase and reevaluates such determinations at each balance sheet date.

As of December 31, 2013 the Company classified its investments as trading securities and recorded them at market value. As such, all changes in the fair value of the securities were included in finance expenses. During 2014 the Company sold all of its trading securities.

As of December 31, 2014, all of the Company's investments are classified as available for sale. Unrealized gains and losses that are considered temporary, are reported as a separate component of equity (accumulated other comprehensive gain or loss), net of related taxes, if applicable, until realized. Unrealized losses that are considered to be other-than-temporary and realized gains and losses, are recorded in financial income or expenses.

    Property and equipment

1)        Property and equipment are stated at cost, net of accumulated depreciation and amortization.

2)        The Company's property and equipment are depreciated by the straight-line method on the basis of their estimated useful life.
Annual rates of depreciation are as follows:

%
Computers	15-33 (mainly 33)
Laboratory equipment	7-20 (mainly 20)
Office furniture and equipment	7-15 (mainly 7)
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the expected lease term, which is shorter than the estimated useful life of the improvements.

    Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.

For the three years ended December 31, 2014 the Company did not recognize an impairment loss for its long-lived assets.

    Allowance for doubtful accounts

The Company performs ongoing credit evaluations to estimate the need for maintaining reserves for potential credit losses. An allowance for doubtful accounts is recognized on a specific basis with respect to those amounts that the Company has determined to be doubtful of collection. No allowance for doubtful accounts was recorded in the years ended December 31, 2014 and 2013. During 2014 the Company wrote off a bad debt in the amount of $19.

    Contingencies

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company's management assesses such contingent liabilities and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company's management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company's financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.
Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantees are disclosed.

    Share-based compensation

The Company accounts for employees' and directors' share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures.  The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the straight-line method based on the multiple-option award approach.

When options are granted as consideration for services provided by consultants and other non-employees, the grant is accounted for based on the fair value of the consideration received or the fair value of the options issued, whichever is more reliably measurable. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

    Revenue recognition

The Company's revenues are derived from development and license agreements for development of products combining the Company's foam technology with a drug selected by the licensee. To date, none of these products have been effectively commercialized.

The significant deliverables in the agreements between the Company and its licensees are the obligation of the Company to provide development services and the grant of an exclusive license to the specific product developed.

These deliverables are combined into one single unit of accounting for revenue recognition purposes since:

•          Each element does not have value on a stand-alone basis.

•          In order to develop the combined formulation in the licensed product, the use of the Company's propriety technology is required. Therefore, the Company is the only party capable of performing the level and type of development services required under the agreement

The Company's development and license agreements entitle the Company to:

•          Development payments, including upfront payments, cost reimbursements and payments contingent only upon passage of time (together - “Development Service Payments”).

•          Payments contingent solely upon performance or achievement of clinical results by the Company's licensees (“Contingent Payments”).

•          Royalties, calculated as a percentage of sales of the developed products made by the Company's licensees.

Revenues from Development Service Payments under development and license agreements are recognized as the services are provided. When the Company receives a portion of the Development Service Payment before performance of such services, these advances are recorded as deferred revenues and recognized as revenues as services are performed.

Contingent Payments are recognized when the licensee's performance or achievement event occurs.

Royalties are recognized when subsequent sales are made by the Company's licensees.

    Research and development costs

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

    Income taxes:

1)             Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. Given the Company's loses, the Company has provided a full valuation allowance with respect to its deferred tax assets.

2)            Uncertainty in income tax

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

  Loss per share

Net loss per share, basic and diluted, is computed on the basis of the net loss for the period divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and of common shares equivalents outstanding when dilutive. Common share equivalents include: (i) outstanding stock options and warrants which are included under the treasury share method when dilutive, and (ii) common shares to be issued under the assumed conversion of the Company's outstanding convertible debentures, which are included under the if converted method when dilutive.

The following share options, warrants and shares issuable upon conversion of convertible loans were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive for the periods presented (share data):

	Year ended December 31
	2014	2013	2012
Outstanding share options	1,171,125	673,125	604,375
Warrants	2,716,956	-	-
Shares issuable upon conversion of convertible loans	-	715,546	340,058

p.    Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:              Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:              Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:              Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

q.   Concentration of credit risks and trade receivables

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, marketable securities and trade receivables.  The Company deposits cash and cash equivalents with highly rated financial institutions and, as a matter of policy, limits the amounts of credit exposure to any single financial institution.  The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

r.    Comprehensive loss

Comprehensive loss includes, in addition to net loss, unrealized holding gains and losses on available-for-sale securities (net of related taxes where applicable).
Reclassification adjustments for gain or loss of available for sales securities are included in finance expenses net in the statement of income.

s.     Newly issued and recently adopted accounting pronouncements

1)       In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 will supersede most current revenue recognition guidance, including industry-specific guidance. The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances.

The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The guidance is effective for the interim and annual periods beginning on or after December 15, 2016 (early adoption is not permitted). The guidance permits the use of either a retrospective or cumulative effect transition method. The Company is currently evaluating the impact of the amended guidance on its consolidated financial statements.

2)      In August 2014, FASB issued ASU 2014-15—Presentation of Financial Statements—Going Concern (ASC Subtopic 205-40): “Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern”. The update requires management to assess a company's ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. All entities are required to apply the new requirements in annual periods ending after December 15, 2016, and interim periods thereafter. Early application is permitted. The Company is required to adopt these provisions for the annual period ending December 31, 2016. The Company is currently evaluating the impact of FASB ASU 2014-15 but does not expect the adoption thereof to have a material effect on its financial statements.